Overview of Consolidation Scope (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Schedule of overview of subsidiaries	Details of the Company’s consolidated entities at
the end of the reporting period are as follows:

Name	Country	Participation
argenx SE	The Netherlands	100.00%
argenx B.V.	Belgium	100.00%
argenx Benelux B.V.	Belgium	100.00%
argenx US, Inc.	USA	100.00%
argenx Switzerland, S.A.	Switzerland	100.00%
argenx Japan KK.	Japan	100.00%
argenx France SAS	France	100.00%
argenx Germany GmbH	Germany	100.00%
argenx Canada Inc.	Canada	100.00%
argenx UK Ltd.	United Kingdom	100.00%
argenx Netherlands Services B.V.	The Netherlands	100.00%
argenx Italy S.r.l.	Italy	100.00%
argenx Spain S.L.	Spain	100.00%
argenx Australia Pty. Ltd.	Australia	100.00%
argenx Spain S.L. - Sucursal em Portugal	Portugal	100.00%
argenx Austria Services GmbH	Austria	100.00%